Stock-based Compensation (Details) - Schedule of Fair Value of Stock Options	9 Months Ended
Feb. 29, 2024 $ / shares
Schedule of Fair Value of Stock Options [Abstract]
Stock price (in Dollars per share)	$ 0.3
Risk-free interest rate	2.80%
Term (years)	5 years
Volatility	85.00%
Forfeiture rate	0.00%
Dividend yield	0.00%